TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of key management personnel compensation - Key management personnel of entity or parent [member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of key management personnel compensation [Line Items]
Remuneration		$ 8,395	$ 13,701	$ 14,841
M anagement fees		257	411	307
Non-monetary benefits		1,719	1,815	748
Short-term benefits		13,624	31,124	45,653
Long-term benefits			8,577	2,412
Share-based payments			3,296	(7,210)
Termination benefits	[1]	4,539	1,428	1,404
Total		$ 28,534	$ 60,352	$ 58,155

[1]	Includes termination benefits ThUS $ 489 related to the reorganization within the framework of Chapter 11 and classified as expenses of restructuring activities (Note 27).